Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Current Federal	$ 100	$ 0
Current State	110	(13)
Current Income Tax Expense (Benefit)	210	(13)
Deferred Federal	(497)	(382)
Deferred State	(131)	(101)
Deferred tax valuation allowance	628	2,211
Total Deferred Income Tax Expense	0	1,728
Total Income Tax Expense	$ 210	$ 1,715